Income Taxes (Details) - Schedule of current and deferred components of the income tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expenses:
Domestic			$ 453
Foreign	1	189	85
Total current tax expense	1	189	538
Deferred tax expense:
Domestic			2,856
Foreign			3,031
Total deferred tax expense			5,887
Total provision for income taxes	$ 1	$ 189	$ 6,425